RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]

8. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2016 and 2015, amounts due from/to related parties consist of:

	December 31,	December 31,
	2016	2015
Due to related party - Shareholder	$-	$154,331

Due to related party

The balance due to shareholder represents the balance of $- and $141,972 personal loans with interest free from Mr. Lin, Chairman and CEO of the Company , and $-and $12,359 of payables due to Mr. Zhixiong Huang, Chief Operating Officer of the Company as of December 31, 2016 and 2015, respectively.

(b) Rental expenses - related party

iASPEC and Bocom leased office spaces in a building personally owned by Mr. Lin, Chairman and CEO of the Company. The lease discontinued on December 18, 2015. Consequently, the Company paid Mr. Lin approximately $- $170,000, and $263,915 of rental expenses during the years ended December 31, 2016, 2015, and 2014, respectively.

Zhongtian leased office space in a building personally owned by Mr. Lin. The lease discontinued on November 9, 2015. Consequently, the Company paid Mr. Lin $-$160,166, and $67,114 of rental expenses during the years ended December 31, 2016, 2015, and 2014, respectively. These amounts were included within discontinued operations.

(c) Receivable from sale of stock

The amounts represented the loan balances of $144,015 and $154,100 (RMB1,000,000) to Mr. Sun Jun Ping, Chief Investment Officer of the Company, as of December 31, 2016 and 2015, respectively. The receivable was related to the sale of the Company’s ordinary shares on November 15, 2013 under 2013 Equity Incentive Plan and included in other current assets, and was fully collected on April 28, 2017.